Non-Cash Transactions - Non-cash Investing Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Noncash Investing Activities [Abstract]
Increase in property, plant and equipment	$ 25,195		$ 23,164	$ 27,979
Other payables	(1,684)		1,002	571
Acquisition of property, plant and equipment	23,511	$ 838	24,166	28,550
Increase in investment properties	1,359		1	6
Trade-in investment properties from asset exchange transaction (Note 16)	(1,305)		0	0
Acquisition of investment properties	54	2	1	6
Increase in intangible assets	48,605		363	498
Changes in other assets	(1,000)		0	0
Acquisition of intangible assets	47,605	1,695	363	498
Disposal of property, plant and equipment, net	307		86	122
Gain (loss) on disposal of property, plant and equipment	1,428	51	(38)	142
Trade-in investment properties from asset exchange transaction (Note 16)	(1,305)		0	0
Changes in other payables	(80)		0	0
Changes in other current monetary assets	(31)		0	0
Proceeds from disposal of property, plant and equipment	$ 319	$ 11	$ 48	$ 264